Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Deferred Revenue
Deferred revenue, beginning	$ 2,485
Drawdown	1,000	2,500
Deferred transaction costs		(15)
Accretion of deferred revenue	454
Transaction costs expensed	15
Revenue recognized	(2,227)
Deferred revenue, ending	$ 1,727	$ 2,485